QUARTERLY REPORT

Formidable ETF Fund

Schedule of InvestmentsJune 30, 2021 (unaudited)

Formidable ETF Fund

		Shares	Fair Value
97.89%	COMMON STOCKS

2.88%	COMMUNICATIONS SERVICES
	IAC/InterActiveCorp.*	2,880	$444,010
	Vimeo, Inc.*	4,667	228,683
			672,693

3.30%	CONSUMER DISCRETIONARY
	PetMed Express, Inc.	24,184	770,260

6.59%	CONSUMER STAPLES
	Altria Group, Inc.	15732	750,102
	Diageo PLC	4104	786,696
			1,536,798
10.59%	ENERGY
	Brigham Minerals, Inc.	43,272	921,261
	Chevron Corp.	7,056	739,045
	The Williams Cos., Inc.	30,528	810,518
			2,470,824

28.98%	FINANCIAL
	ACE Convergence Acquisition Co.*	74,556	742,205
	Altitude Acquisition Corp.*	74,844	732,723
	Alussa Energy Acquisition Corp.*	74,304	736,353
	Apollo Global Management, Inc.	13,644	848,657
	Blackstone Mortgage Trust, Inc.	22,932	731,301
	Fusion Acquisition Corp.*	74,484	741,116
	Genworth Financial, Inc.*	179,799	701,216
	Starboard Value Acquisition Co.*	74,484	744,840
	Vector Acquisition Corp.*	71,568	779,376
			6,757,787

2.91%	HEALTH CARE
	Royalty Pharma PLC	16,560	678,794

QUARTERLY REPORT

Formidable ETF Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

		Shares	Fair Value
13.55%	INDUSTRIAL
	Acacia Research Corp.*	141,341	955,465
	Flux Power Holdings, Inc.*	56,560	657,793
	Grupo Aeroportuario del Centro	14,580	761,222
	Maxar Technologies, Inc.	19,670	785,226
			3,159,706

12.93%	MATERIALS
	Lithium Americas Corp.*	48,300	716,772
	Nutrient Ltd.	13,176	798,597
	SilverCrest Metals, Inc.*	83,052	725,044
	Wheaton Precious Metals Corp.	17,604	775,808
			3,016,221

9.93%	REAL ESTATE
	American Tower Corp.	2,952	797,453
	CatchMark Timber Trust, Inc.	63,864	747,209
	Prologis, Inc.	6,444	770,251
			2,314,913

6.23%	UTILITIES
	Atlantic Sustainable Infrastructure PLC	18,576	691,399
	Brookfield Infrastructure Partners LLP	13,716	761,924
			1,453,323

97.89%	TOTAL COMMON STOCKS		22,831,319

QUARTERLY REPORT

Formidable ETF Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

0.12%	PURCHASED OPTIONS

	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	iShares iBoxx $ High Yield Corporate Bond ETF	2,700	23,770,800	80.00	07/16/21	5,400
	iShares iBoxx $ High Yield Corporate Bond ETF	1,500	13,206,000	81.00	07/16/21	5,250
	iShares iBoxx $ High Yield Corporate Bond ETF	1,083	9,534,732	79.00	08/20/21	17,328
						27,978

0.12%	TOTAL PURCHASE OPTIONS					27,978

98.01%	TOTAL INVESTMENTS					22,859,297
1.99%	Other assets, net of liabilities					463,115
100.00%	NET ASSETS					$23,322,412

*Non-income producing

QUARTERLY REPORT

Formidable ETF Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

-0.26%	OPTIONS WRITTEN

	CALL OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ACE Convergence Acquisition Co.	350	(348,425)	12.50	07/16/21	(2,625.00)
	Acacia Research Corp.	100	(67,600)	7.50	07/16/21	(1,700.00)
	Alussa Energy Acquisition Corp.	325	(322,075)	12.50	07/16/21	(4,875.00)
	Blackstone Mortgage Trust, Inc.	50	(159,450)	35.00	08/20/21	(800.00)
	CatchMark Timber Trust, Inc.	100	(117,000)	12.50	08/20/21	(2,250.00)
	Chevron Corp.	25	(261,750)	15.00	07/16/21	(300.00)
	Flux Power Holdings, Inc.	200	(232,600)	15.00	08/20/21	(14,200.00)
	Genworth Financial, Inc.	250	(97,500)	4.50	08/20/21	(1,750.00)
	IAC/InterActiveCorp	10	(154,170)	175.00	07/16/21	(1,250.00)
	Lithium Americas Corp.	200	(296,800)	17.50	07/16/21	(2,400.00)
	Maxar Technologies, Inc.	50	(199,600)	60.00	07/16/21	(375.00)
	Altria Group, Inc.	50	(238,400)	52.50	07/16/21	(200.00)
	Nutrien Ltd	50	(303,050)	67.00	07/16/21	(7,500.00)
	PetMed Express, Inc.	75	(238,875)	50.00	07/16/21	(1,500.00)
	Royalty Pharma PLC	50	(204,950)	50.00	07/16/21	(750.00)
	SilverCrest Metals, Inc.	250	(218,250)	10.00	07/16/21	(1,250.00)
	Starboard Value Acquisition Corp.	150	(150,000)	15.00	08/20/21	(1,875.00)
	Starboard Value Acquisition Corp.	150	(150,000)	12.50	08/20/21	(3,750.00)
	Vector Acquisition Corp.	100	(108,900)	12.50	07/16/21	(1,500.00)
	Vector Acquisition Corp.	100	(108,900)	15.00	08/20/21	(3,000.00)
	Vector Acquisition Corp.	100	(108,900)	17.50	08/20/21	(2,500.00)
	Vimeo, Inc.	20	(98,000)	50.00	07/16/21	(3,600.00)
	The Williams Cos., Inc.	150	(398,250)	29.00	07/16/21	(750.00)
	Wheaton Precious Metals Corp.	75	(330,525)	50.00	07/16/21	(525.00)

	TOTAL CALL OPTIONS WRITTEN					(61,225)

	TOTAL OPTIONS WRITTEN					(61,225)

QUARTERLY REPORT

Formidable ETF Fund

Schedule of Investments - continuedJune 30, 2021 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$22,831,319	$—	$—	$22,831,319
Options Purchased	—	27,978	—	27,978
Total Investments	$22,831,319	$27,978	—	$22,859,297
Options Written	$—	$(61,225)	$—	$(61,225)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2021.

At June 30, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $22,137,707 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$981,549
Gross unrealized depreciation	(321,183)
Net unrealized appreciation	$660,365